Other financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financinal Instruments

The estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments and affiliated companies and derivative financial instruments, are summarized as follows:

	Yen in millions
	March 31, 2010
	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥1,865,746	¥1,865,746
Time deposits	392,724	392,724
Total finance receivables, net	8,759,826	9,112,527
Other receivables	360,379	360,379
Short-term borrowings	(3,279,673)	(3,279,673)
Long-term debt including the current portion	(9,191,490)	(9,297,904)

	Yen in millions		U.S. dollars in millions
	March 31, 2011		March 31, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥2,080,709	¥2,080,709	$25,024	$25,024
Time deposits	203,874	203,874	2,452	2,452
Total finance receivables, net	8,680,882	8,971,523	104,400	107,896
Other receivables	306,201	306,201	3,682	3,682
Short-term borrowings	(3,179,009)	(3,179,009)	(38,232)	(38,232)
Long-term debt including the current portion	(9,200,130)	(9,274,881)	(110,645)	(111,544)